Summary of Material Accounting Policies - Summary of Operations of Discontinued ePLDT Subsidiaries, Net of Intercompany Transactions (Detail) - PHP (₱) ₱ / shares in Units, ₱ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of analysis of single amount of discontinued operations [line items]
Revenues	₱ 218,388	₱ 216,833	₱ 210,953
EXPENSES
General operating costs	75,789	78,068	81,655
Depreciation and amortization	59,487	56,228	58,662
Cost of contract-specific services	12,784	14,011	15,092
Expenses	168,040	166,346	170,259
Profit (loss) from operating activities	50,348	50,487	40,694
Other Income (Expenses):
Foreign exchange gains - net	(550)	(36)	1,153
Interest income	719	916	1,016
Financing costs	(18,168)	(15,500)	(13,755)
Others	4,492	2,476	651
Total other expenses - net	₱ (12,658)	₱ (9,943)	₱ (5,984)
Loss per share (Note 8):
Basic			₱ (0.19)
Diluted			₱ (0.19)
Discontinued operations [member] | ePLDT, Inc. [Member]
Disclosure of analysis of single amount of discontinued operations [line items]
Revenues			₱ 107
EXPENSES
General operating costs			168
Depreciation and amortization			21
Cost of contract-specific services			3
Expenses			192
Profit (loss) from operating activities			(85)
Other Income (Expenses):
Foreign exchange gains - net			4
Interest income			1
Financing costs			(2)
Others			41
Total other expenses - net			44
Loss before and after tax from discontinued operations			₱ (41)
Loss per share (Note 8):
Basic			₱ (0.19)
Diluted			₱ (0.19)